Convertible Instruments and Accrued Interest - Convertible Note - Placement Agent Notes and Short-term Notes (Details) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended				12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) item $ / shares shares	May 31, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($)	Nov. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares shares	Dec. 30, 2023 $ / shares	Sep. 30, 2023 $ / shares shares	May 31, 2023 shares	Jun. 30, 2022 $ / shares
Debt Instrument
Warrants to purchase common shares, shares | shares	52,600,000									21,500,000	200,000
Term of warrants	5 years									5 years
Class of warrants, exercise price | $ / shares	$ 0.21	$ 0.306	$ 0.306	$ 0.21			$ 0.306	$ 0.21	$ 0.35	$ 0.50		$ 0.50
Stock offering costs				$ 26,000	$ 900	$ 400
Number of share in a unit | item			1
Number of warrant in a unit | item			1
Intraday volume weighted average price, Percentage			90.00%
Loss on note extinguishment		$ 2,400						$ (13,374)
Placement Agent Notes
Debt Instrument
Convertible notes, interest rate			6.00%				6.00%
Debt instrument term							18 months
Convertible note, aggregate principal			$ 2,300				$ 2,300
Principal amount of debt issued							1,300
Term of warrants				10 years				10 years
Proceeds from sale of notes							1,100
Notes issuance costs							$ 200
Loss on note extinguishment	$ 1,600	$ 2,100
Placement Agent Notes | Short-term Notes
Debt Instrument
Convertible notes, interest rate	10.00%
Convertible note, aggregate principal	$ 1,000
Term of warrants				5 years				5 years
Class of warrants, exercise price | $ / shares				$ 0.35				$ 0.35
Proceeds from sale of notes								$ 900
Notes issuance costs								$ 100
Discount rate on sale price of units sold, considered for conversion of notes	20.00%
Number of warrants to purchase common stock shares agreed to issue for each dollar of principal amount of Short-term Notes sold | shares				1				1
Placement Agent Notes | Placement Agent Warrants Issue One
Debt Instrument
Warrants to purchase common shares, shares | shares			1,300,000				1,300,000
Term of warrants			3 years				3 years
Class of warrants, exercise price | $ / shares			$ 0.50				$ 0.50
Placement Agent Notes | Placement Agent Warrants Issue Two
Debt Instrument
Warrants to purchase common shares, shares | shares			400,000				400,000
Term of warrants			10 years				10 years
Class of warrants, exercise price | $ / shares			$ 0.26				$ 0.26